Reporting Entity	9 Months Ended
Jun. 30, 2026
Reporting Entity
Reporting Entity

1. Reporting Entity

Electrovaya Inc. (the “Company”) is domiciled in Ontario, Canada, and is incorporated under the Business Corporations Act (Ontario). The Company’s registered office is at 6688 Kitimat Road, Mississauga, Ontario, L5N 1P8, Canada. The Company’s common shares trade on the Toronto Stock Exchange and NASDAQ under the symbol ELVA.TO and ELVA, respectively. The Company has no immediate or ultimate controlling parent.

These unaudited condensed interim consolidated financial statements comprise the Company and its subsidiaries (together referred to as the “Group” or “Company”). The Company is primarily involved in the design, development, manufacturing and sale of Lithium-Ion batteries, battery systems and battery-related products for energy storage, clean electric transportation, and other specialized applications.